Long-Term Debt - Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instruments [Abstract]
2021	$ 3,410
2022	3,530
2023	35,970
2024	1,200
2025 and thereafter	$ 10,150